Total
Mid-Cap Equity Portfolio
Mid-Cap Equity Portfolio
Investment Goal
This Fund seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Mid-Cap Equity Portfolio		Class I	Class P
Management Fee		0.65%	0.65%
Service Fee		0.20%	none
Other Expenses		0.05%	0.05%
Total Annual Fund Operating Expenses		0.90%	0.70%
Less Fee Waiver	[1]	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses after Fee Waiver		0.70%	0.50%
[1]	The investment adviser has agreed to waive 0.20% of its management fee through April 30, 2025. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example - Mid-Cap Equity Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	72	267	479	1,090
Class P	51	204	370	852

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2023, the portfolio turnover rate was 174% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of companies with medium market capitalizations, including derivatives on such securities.
The Fund seeks to achieve its investment goal by gaining passive exposure to the U.S. mid-capitalization market through investing in derivatives, primarily total return swap agreements on the Russell Midcap Index, and by investing the remainder of its assets in a short duration portfolio as described under “Collateral Management.” The total return swap agreements in which the Fund invests typically are with large financial institutions that meet the sub-adviser’s minimum credit standards and are under one year in length. The Fund typically will seek to gain exposure to the Russell Midcap Index in a notional amount (i.e., the face value amount of a derivatives contract) approximately equal to the Fund’s net assets. The sub-adviser generally considers a company to have a medium market capitalization if the company has a market capitalization within the range of companies included in the Russell Midcap Index, which measures the performance of the mid-capitalization segment of the U.S. equity universe. As of December 31, 2023, the market capitalization range for the Russell MidCap Index was approximately $263.5 million to $73.3 billion. The Fund may also invest in futures on the S&P MidCap 400 Index (to a lesser extent than the total return swaps on the Russell Midcap Index) to gain passive exposure to the U.S. mid-capitalization market.
Collateral Management: Because the amount of assets required to invest in derivatives is generally lower than that required to invest in securities directly, the sub-adviser will actively manage the remainder of the Fund’s assets to seek to enhance returns, offset the cost of the derivatives investments used to obtain mid-cap equity exposure and maintain collateral for the Fund’s derivatives exposure. This portion of the Fund’s assets will be invested primarily in investment grade debt securities. Under normal circumstances, this portion of the Fund is expected to maintain an average credit quality of A- or higher and a weighted average duration that is between -1 and 2.75 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer this collateral portion of the Fund’s duration, the more sensitive it is to interest rate risk. The shorter this portion of the Fund’s duration, the less sensitive it is to interest rate risk. Negative duration means that the collateral portion gains in value as interest rates rise and falls in value as interest rates fall. These holdings may earn some income for the Fund.
When selecting investments for this portion of the Fund, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation. The sub-adviser evaluates sectors of the bond market and individual securities within these sectors. The sub-adviser selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), asset-backed securities and corporate bonds of U.S. or non-U.S. issuers, although the Fund will normally limit its foreign (non-U.S.) currency exposure from non-U.S. dollar-denominated bonds to 10% of its assets, which will be hedged back to U.S. dollars. In addition, this portion of the Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps or options thereon (i.e., swaptions) (collectively, commonly known as derivatives). This portion of the Fund may use derivative instruments primarily to hedge its investments or to seek to enhance returns. This portion of the Fund may invest in securities issued pursuant to Rule 144A under the Securities Act of 1933. This portion of the Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements and mortgage dollar rolls). This portion of the Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
The sub-adviser may sell a holding when it fails to perform as expected. A security may also be sold in favor of other opportunities that appear more attractive, for example but not exclusively if it has higher income potential. A security might be sold to realize a gain after strong performance; in anticipation of changing prepayment speeds or a credit downgrade; to modify the yield curve biases, duration or convexity characteristics of the overall portfolio; or to move into a sector or security which has been targeted by the investment team and sector specialists for the relative value it offers. There is no automatic sell process. All decisions to buy and sell are made after consideration of quantitative research and credit analysis, among other factors.

Principal Risks
Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Benchmark”) which the Fund has added to comply with new regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a mid-capitalization domestic equity market index that the Investment Adviser considers to be representative of the mid-capitalization domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers the mid-capitalization domestic equity markets index to continue to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
BlackRock Investment Management, LLC began managing the Fund on November 1, 2023, and some investment policies changed at that time. Another firm managed the Fund before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2020: 28.10%; Q1 2020: (25.14%)
Average Annual Total Returns (For the periods ended December 31, 2023)
Average Annual Returns - Mid-Cap Equity Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class I	Class I (incepted January 4, 1999)	15.35%	11.35%	9.19%	Jan. 04, 1999
Class P	Class P (incepted May 2, 2011)	15.58%	11.57%	9.40%	May 02, 2011
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Benchmark)	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Benchmark)	26.29%	15.69%	12.03%
Russell Midcap Index (reflects no deductions for fees, expenses, or taxes)	Russell Midcap Index (reflects no deductions for fees, expenses, or taxes)	17.23%	12.68%	9.42%